Note 12 - Royalty (Details Textual) - CAD ($) $ in Thousands		12 Months Ended
	Oct. 22, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement Line Items [Line Items]
Royalty interest rate	11.125%
Gain (loss) on extinguishment of royalty	$ 1,023	$ (1,023)	$ (0)	$ (0)